Schedule of cash and cash equivalents (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash in bank	€ 2,530,549	€ 3,687,402	€ 29,790,838
Cash in short-term marketable securities	2,047,200
Cash in hand & prepaid cards	4,000	4,018	4,018
Total cash and cash equivalents	€ 4,581,749	€ 3,691,420	€ 29,794,856